Commitments and Contingencies (Details)			9 Months Ended	12 Months Ended
	Nov. 29, 2021 shares	Feb. 01, 2021 USD ($) ft²	Sep. 30, 2022 shares	Dec. 31, 2021 USD ($) shares	Apr. 01, 2021
Lessee, Lease, Description [Line Items]
Contingency Reserve for Litigation Liability | $				$ 0
Restricted stock units granted to executives | shares			733,180
Percentage of consideration payable in cash					50.00%
Percentage of consideration payable in equity					50.00%
Threshold equity ownership subject to expenses for registration rights, percentage				10.00%
Executives
Lessee, Lease, Description [Line Items]
Executive management severance period			6 months	6 months
Initial public offering | Executives
Lessee, Lease, Description [Line Items]
Restricted stock units granted to executives | shares	443,269			443,269
Initial public offering | Independent Contractor
Lessee, Lease, Description [Line Items]
Percentage of consideration payable in cash	50.00%			50.00%
Percentage of consideration payable in equity	50.00%			50.00%
Gardens Bio Science Partners, LLC
Lessee, Lease, Description [Line Items]
Area of premises leased | ft²		20,000
Term of Lease contract		10 years
Annual base rent expense | $		$ 260,000
Escalation on Annual rent (in percentage)		2.50%